Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
Segment Information

Our segments coincide with how our businesses are managed. At December 31, 2015, our three segments include:

•	Consumer and Insurance;

•	Acquisitions and Servicing; and

•	Real Estate.

Management considers Consumer and Insurance, and Acquisitions and Servicing as our “Core Consumer Operations” and Real Estate as our “Non-Core Portfolio.”

Our segments are managed as follows:

Core Consumer Operations

•
Consumer and Insurance — We originate and service personal loans (secured and unsecured) through two business divisions: branch operations and centralized operations and offer credit insurance (life insurance, disability insurance, and involuntary unemployment insurance), non-credit insurance, and ancillary products, such as warranty protection. Branch operations primarily conduct business in 27 states, which are our core operating states. Our centralized operations underwrite and process certain loan applications that we receive from our branch operations or through an internet portal. If the applicant is located near an existing branch (“in footprint”), our centralized operations make the credit decision regarding the application and then request, but do not require, the customer to visit a nearby branch for closing, funding and servicing. If the applicant is not located near a branch (“out of footprint”), our centralized operations originate the loan.

•
Acquisitions and Servicing — We service the SpringCastle Portfolio that was acquired by an indirect subsidiary of OMH through a joint venture in which SFC owns a 47% equity interest. The SpringCastle Portfolio consists of unsecured loans and loans secured by subordinate residential real estate mortgages (which we service as unsecured loans due to the fact that the liens are subordinated to superior ranking security interests) and includes both closed-end accounts and open-end lines of credit. These loans vary in form and substance from our typical branch serviced loans and are in a liquidating status.

Non-Core Portfolio

•
Real Estate — We service and hold real estate loans secured by first or second mortgages on residential real estate. Real estate loans previously originated through our branch offices or previously acquired or originated through centralized distribution channels are serviced by: (i) MorEquity and subserviced by Nationstar; (ii) Select Portfolio Servicing, Inc.; or (iii) our centralized operations. Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar. Prior to the OneMain Acquisition, this segment also included proceeds from the sale of our real estate loans in 2014. OMH used these proceeds to acquire OneMain.

The remaining components (which we refer to as “Other”) consist of our other non-core, non-originating legacy operations, which are isolated by geographic market and/or distribution channel from our Core Consumer Operations and our Non-Core Portfolio. These operations include: (i) our legacy operations in 14 states where we had also ceased branch-based personal lending; (ii) our liquidating retail sales finance portfolio (including retail sales finance accounts from its legacy auto finance operation); (iii) our lending operations in Puerto Rico and the U.S. Virgin Islands; and (iv) the operations of our United Kingdom subsidiary.

We evaluate the performance of the segments based on pretax operating earnings. The accounting policies of the segments are the same as those disclosed in Note 3, except as described below.

Due to the nature of the Fortress Acquisition, we have applied purchase accounting. However, we report the operating results of our Core Consumer Operations, Non-Core Portfolio, and Other using “Segment Accounting Basis” (referred to as “historical accounting basis” in previous SEC filings), which (i) reflects our allocation methodologies for certain costs, primarily interest expense, loan loss reserves and acquisition costs to reflect the manner in which we assess our business results and (ii) excludes the impact of applying purchase accounting. These allocations and adjustments have a material effect on our reported segment basis income as compared to GAAP. We believe a Segment Accounting Basis (a basis other than U.S. GAAP) provides investors the basis for which management evaluates segment performance.

We allocate revenues and expenses (on a Segment Accounting Basis) to each segment using the following methodologies:

Interest income	Directly correlated with a specific segment.
Interest expense	Acquisition and Servicing - includes interest expense specifically identified to our SpringCastle portfolio
Consumer and Insurance, Real Estate and Other - The Company has securitization debt, secured term loan and unsecured debt. The Company first allocates interest expense to its segments based on actual expense for securitizations and secured term debt and using a weighted average for unsecured debt allocated to the segments. Average unsecured debt allocations for the periods presented are as follows:

Subsequent to the OneMain Acquisition
Total average unsecured debt is allocated as follows:
● Consumer and Insurance - receives remainder of unallocated average debt; and
● Real Estate and Other - at 100% of asset base. (Asset base represents the average net finance receivables including finance receivables held for sale.)
The net effect of the change in debt allocation and asset base methodologies for 2015 had it been in place as of the beginning of the year would be an increase in interest expense of $208 million for Consumer and Insurance and a decrease in interest expense of $157 million and $51 million for Real Estate and Other, respectively.

For the period third quarter 2014 to the OneMain Acquisition
Total average unsecured debt is allocated to Consumer and Insurance, Real Estate and Other, such that the total debt allocated across each segment equals 83%, up to 100% and 100% of each of its respective asset base. Any excess is allocated to Consumer and Insurance.

Average unsecured debt is allocated after average securitized debt to achieve the calculated average segment debt.
Asset base represents the following:
● Consumer and Insurance - average net finance receivables including average net finance receivables held for sale;
● Real Estate - average net finance receivables including average net finance receivables held for sale, cash and cash equivalents, investments including proceeds from Real Estate sales; and
● Other - average net finance receivables other than the periods listed below:
●  May 2015 to the OneMain Acquisition - average net finance receivables and cash and cash equivalents less proceeds from equity issuance in 2015, operating cash reserve and cash included in other segments.

● February 2015 to April 2015 - average net finance receivables and cash and cash equivalents less operating cash reserve and cash included in other segments.
Prior to third quarter 2014
The ratio of each segment average net finance receivables to total average net finance receivables is calculated. This ratio is applied to average total debt to calculate the average segment debt. Average unsecured debt is allocated after average securitized debt and secured term loan to achieve the calculated average segment debt.

Provision for finance receivable losses	Directly correlated with a specific segment, except for allocations to Other, which are based on the remaining delinquent accounts as a percentage of total delinquent accounts.
Other revenues
Directly correlated with a specific segment, except for: (i) net gain (loss) on repurchases and repayments of debt, which is allocated to the segments based on the interest expense allocation of debt and (ii) gains and losses on foreign currency exchange, which is allocated to the segments based on the interest expense allocation of debt.

Salaries and benefits	Directly correlated with a specific segment. Other salaries and benefits not directly correlated with a specific segment are allocated to each of the segments based on services provided.
Other operating expenses	Directly correlated with a specific segment. Other operating expenses not directly correlated with a specific segment are allocated to each of the segments based on services provided.
Insurance policy benefits and claims	Directly correlated with a specific segment.

The “Segment to GAAP Adjustment” column in the following tables primarily consists of:

•
interest income - the net purchase accounting impact of the amortization (accretion) of the net premium (discount) assigned to finance receivables and the impact of identifying purchased credit impaired finance receivables as compared to the historical values of finance receivables;

•	interest expense - primarily includes the accretion of the net discount applied to our long term debt as part of purchase accounting;

•	provision for finance receivable losses - the adjustment to reflect the difference between our allowance adjustment calculated under our Segment Accounting Basis and our GAAP basis;

•
other revenues - the impact of carrying value differences between Segment Accounting Basis and purchase accounting basis when measuring mark to market for loans held for sale and realized gains/losses associated with our investment portfolio; and

•	other expenses - the net impact of amortization associated with identified intangibles as part of purchase accounting and deferred costs impacted by purchase accounting.

The following tables present information about the Company’s segments, as well as reconciliations to the consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2015
Interest income	$1,115	$455	$68	$8	$—	$11	$1,657
Interest expense	190	87	213	55	(5)	127	667
Provision for finance receivable losses	255	68	(2)	1	—	17	339
Net interest income (loss) after provision for finance receivable losses	670	300	(143)	(48)	5	(133)	651
Other revenues	212	5	4	42	(5)	(15)	243
Other expenses	622	61	33	17	—	2	735
Income (loss) before provision for (benefit from) income taxes	260	244	(172)	(23)	—	(150)	159
Income before provision for income taxes attributable to non-controlling interests	—	127	—	—	—	—	127
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	$260	$117	$(172)	$(23)	$—	$(150)	$32

Assets	$5,632	$1,784	$711	$4,119	$—	$(58)	$12,188

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2014
Interest income	$911	$212	$401	$16	$—	$85	$1,625
Interest expense	163	36	349	7	(5)	133	683
Provision for finance receivable losses	200	36	128	7	—	(19)	352
Net interest income (loss) after provision for finance receivable losses	548	140	(76)	2	5	(29)	590
Other revenues	215	(15)	162	6	(5)	382	745
Other expenses	523	30	91	10	—	3	657
Income (loss) before provision for (benefit from) income taxes	240	95	(5)	(2)	—	350	678
Income before provision for income taxes attributable to non-controlling interests	—	48	—	—	—	—	48
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	$240	$47	$(5)	$(2)	$—	$350	$630

Assets *	$4,218	2,536	$3,665	$555	$—	$24	$10,998

At or for the Year Ended December 31, 2013
Interest income	$721	$—	$690	$45	$—	$181	$1,637
Interest expense	149	—	539	15	—	140	843
Provision for finance receivable losses	117	—	255	—	—	(1)	371
Net interest income after provision for finance receivable losses	455	—	(104)	30	—	42	423
Other revenues	197	—	7	13	—	(56)	161
Other expenses	448	—	84	174	—	3	709
Income (loss) before provision for (benefit from) income taxes	$204	$—	$(181)	$(131)	$—	$(17)	$(125)

Assets *	$3,999	$—	$8,487	$611	$—	$(485)	$12,612

*	Assets reflect the following:

•
As a result of our early adoption of ASU 2015-03, we reclassified debt issuance costs of $29 million and $39 million as of December 31, 2014 and 2013, respectively, from other assets to long-term debt.

•
In connection with our policy integration with OneMain, we report unearned insurance premium and claim reserves related to finance receivables (previously reported in insurance claims and policyholder liabilities) as a contra-asset to net finance receivables, which totaled $217 million and $172 million at December 31, 2014 and 2013, respectively.

•	See Note 3 for further information on the correction of the total asset segment disclosure error.